Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 149,521	$ 7,479	$ 33,373
Accounts receivable	68,229	191,601	216,641
Prepaid expenses	37,674	$ 55,024	56,472
Deferred financing costs	134,763
Inventory	311,204	$ 265,959	177,851
Total Current Assets	701,391	520,063	484,338
OTHER ASSETS
Property & equipment, net	52,608	54,511	78,973
Deposits	14,958	21,919	21,919
Goodwill	549,368	429,225	421,372
Intangible assets, net	5,464,637	1,055,372	1,106,831
TOTAL ASSETS	6,782,962	2,081,090	2,113,433
CURRENT LIABILITIES
Accounts payable and accrued expenses	595,720	362,160	143,756
Deferred revenue	7,754	25,224	175,569
Accrued interest payable (current portion)	60,622	$ 52,568	3,224
Derivative liabilities	556,542
Short-term loans, credit cards payable and other	146,697
Warrant Liability	255,161
Notes payable, net of debt discount of $0 in 2015, $55,982 in 2014 and $0 in 2013	119,066	$ 314,018	370,000
Note payable, related party	25,000
Debentures - current portion	151,010
Total Current Liabilities	1,917,572	$ 753,970	692,549
NON-CURRENT LIABILITIES
Accrued compensation	$ 407,860		395,667
Accrued interest payable (non-current portion)			$ 57,820
Notes payable, net of debt discount of $67,726 in 2014 and $0 in 2013		$ 24,274
Debentures, net of debt discount of $1,307,601 in 2015 - less current portion	$ 28,790
Debentures - related parties (non-current portion), net of debt discount of $29,384 and $76,492 in 2015 and 2014	390,178	$ 497,586	$ 511,465
Contingent consideration	3,229,804	324,379	308,273
Total Non-Current Liabilities	4,555,700	1,753,167	1,273,225
TOTAL LIABILITIES	6,473,272	2,507,137	1,965,774
STOCKHOLDERS' EQUITY (Deficit)
Common stock: 150,000,000 shares authorized, at $0.001 par value, 46,241,230, 27,112,263 and 21,548,456 shares issued and outstanding, respectively	46,241	27,113	21,549
Additional paid-in capital	14,720,194	10,778,807	6,531,110
Accumulated deficit	(14,456,745)	(11,231,967)	(6,405,000)
Total Stockholders' Equity (Deficit)	309,690	(426,047)	147,659
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (Deficit)	$ 6,782,962	$ 2,081,090	$ 2,113,433